WARRANT LIABILITY (Tables)	12 Months Ended
Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of changes in the warrant liability

	Exercise Price	Warrants	Fair Value Balance
			In 000’$
Warrant liability as of April 1, 2023	$—	–	$—
Fair value of warrants at issuance on October 3, 2023:
Class B Warrants	$2.26	3,157,895	3,537
Class C Warrants	$2.26	3,157,895	4,663
Placement Agent Warrants	$2.375	157,895	232
Change in fair value of warrant liability	—	–	(6,868)
Warrant liability as of March 31, 2024		6,473,685	$1,564

Series B Warrants [Member]
IfrsStatementLineItems [Line Items]
Schedule of fair value

	October 3, 2023	March 31, 2024
Exercise price	$2.26	$2.26
Share price	$1.97	$0.56
Expected life (in years)	3.01	2.51
Expected volatility	90.4%	101.72%
Risk-free interest rate	4.95%	4.49%
Dividend yield	—	—

Series C Warrants [Member]
IfrsStatementLineItems [Line Items]
Schedule of fair value

	October 3, 2023	March 31, 2024
Exercise price	$2.26	$2.26
Share price	$1.97	$0.56
Expected life (in years)	5.00	4.51
Expected volatility	100.7%	105.94%
Risk-free interest rate	4.80%	4.26%
Dividend yield	—	—

Placement Agent Warrants [Member]
IfrsStatementLineItems [Line Items]
Schedule of fair value

	October 3, 2023	March 31, 2024
Exercise price	$2.38	$2.38
Share price	$1.97	$0.56
Expected life (in years)	4.99	4.51
Expected volatility	100.7%	105.94%
Risk-free interest rate	4.80%	4.26%
Dividend yield	—	—